Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Nov. 09, 2017	Apr. 06, 2017	Dec. 31, 2016	Jul. 08, 2016	Jan. 29, 2016	Dec. 31, 2015	Feb. 20, 2015
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	$ 9,000,000			$ 5,200,000			$ 2,600,000
TIIE Rate Plus 24 Basis Point [Member] | Unsecured Debt GAP-15 [Member]
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	2,200,000			2,200,000		$ 1,100,000	1,100,000	$ 1,100,000
Fixed Rate Interest [Member] | Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	1,500,000			1,500,000			$ 1,500,000	$ 1,500,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-16 [Member]
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	1,500,000			$ 1,500,000	$ 1,500,000
TIIE Rate Plus 49 Basis Point [Member] | Unsecured Debt GAP-17 [Member]
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	1,500,000		$ 1,500,000
TIIE Rate Plus 44 Basis Point [Member] | Unsecured Debt GAP-17-2 [Member]
Disclosure of debt securities [line items]
Debt securities (Note 17.b)	$ 2,300,000	$ 2,300,000